Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PRC	¥ (325,686)	$ (49,914)	¥ (589,752)	¥ 142,077
Non-PRC	833,933	127,806	224,065	1,127,646
Income (Loss) before income taxes	508,247	77,892	(365,687)	1,269,723
Current income tax expenses	106,718	16,356	1,923	108,935
Deferred income tax (benefits) expenses	(9,628)	(1,476)	5,981	8,065
Income tax expenses	¥ 97,090	$ 14,880	¥ 7,904	¥ 117,000